Deferred Investment Consideration Payable (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Investment Consideration Payable [Abstract]
Schedule of Deferred Investment Consideration Payable
	March 31,	March 31,
	2026	2025

Deferred investment consideration payable	$7,500,000	$7,500,000